Huber Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 93.57%	Value
	Apparel & Textile Products - 0.86%
600	Carter's, Inc. (a)	$52,824

	Asset Management - 1.06%
309	Virtus Investment Partners, Inc.	64,890

	Automotive - 3.26%
5,000	Miller Industries, Inc.	199,400

	Banking - 15.17%
5,700	Atlantic Capital Bancshares, Inc. (a)	101,973
350	First Citizens BancShares, Inc. - Class A	208,597
23,816	First Horizon National Corp.	330,804
6,000	Truist Financial Corp.	287,880
		929,254
	Chemicals - 1.99%
1,388	Innospec, Inc.	121,853

	Consumer Services - 3.89%
5,500	Rent-A-Center, Inc.	238,150

	Electric Utilities - 9.58%
2,000	Black Hills Corp.	118,240
2,700	Entergy Corp.	257,391
2,258	Evergy, Inc.	121,322
2,127	Portland General Electric Co.	89,951
		586,904
	Engineering & Construction - 8.62%
18,185	KBR, Inc.	528,274

	Entertainment Content - 4.71%
5,300	Lions Gate Entertainment Corp. - Class B (a) (c)	65,508
4,600	ViacomCBS, Inc. - Class B (c)	223,100
		288,608
	Food - 2.27%
700	ConAgra Foods, Inc.	24,220
766	Lamb Weston Holdings, Inc.	57,220
900	Tyson Foods, Inc. - Class A	57,879
		139,319
	Health Care Facilities & Services - 4.74%
7,838	Hanger, Inc. (a)	160,601
2,300	Select Medical Holdings Corp. (a)	59,110
1,500	Tenet Healthcare Corp. (a)	70,905
		290,616
	Household Products - 0.50%
4,000	Crown Crafts, Inc.	30,440

	Insurance - 4.12%
11,910	CNO Financial Group, Inc.	252,611

	Internet Media & Services - 0.95%
300	VeriSign, Inc. (a)	58,221

	Leisure Facilities & Services - 1.21%
9,000	Boston Pizza Royalties Income Fund (b)	73,971

	Medical Equipment & Devices - 0.73%
400	CONMED Corp.	44,760

	Metals & Mining - 0.96%
17,100	Uranium Participation Corp. (a) (b)	58,839

	Oil & Gas Services & Equipment - 3.34%
142,924	TETRA Technologies, Inc. (a)	204,381

	Retail - Discretionary - 0.96%
2,900	Gap, Inc. (a)	58,725

	Software - 0.78%
7,404	Avast plc (b)	47,903

	Specialty Finance - 1.81%
4,904	Enova International, Inc. (a)	110,830

	Technology Hardware - 5.80%
13,904	Comtech Telecommunications Corp.	296,711
300	F5 Networks, Inc. (a)	58,785
		355,496
	Technology Services - 2.35%
1,500	Science Applications International Corp.	144,045

	Transportation & Logistics - 13.91%
50,639	Golar LNG Ltd. (a)	548,420
88,517	Golar LNG Partners LP	303,614
		852,034
	TOTAL COMMON STOCKS (Cost $4,946,051)	5,732,348

	REITs - 3.17%
	REIT: Industrial - 1.63%
1,700	Granite Real Estate Investment Trust	99,637
	REIT: Office - 1.54%
4,102	Office Properties Income Trust	94,920
	TOTAL REITs (Cost $158,967)	194,557

	MONEY MARKET FUNDS - 3.05%
93,300	First American Government Obligations Fund, Institutional Class, 0.04% (d)	93,300
93,301	First American Treasury Obligations Fund, Institutional Class, 0.03% (d)	93,301
	TOTAL MONEY MARKET FUNDS (Cost $186,601)	186,601

	Total Investments in Securities (Cost $5,291,619) - 99.79%	6,113,506
	Other Assets in Excess of Liabilities - 0.21%	12,745
	NET ASSETS - 100.00%	$6,126,251

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2021.

Huber Mid Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Huber Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$346,829	$-	$-	$346,829
Consumer Discretionary	623,070	-	-	623,070
Consumer Staples	169,759	-	-	169,759
Energy	204,382	-	-	204,382
Financials	1,357,585	-	-	1,357,585
Health Care	335,376	-	-	335,376
Industrials	1,380,308	-	-	1,380,308
Materials	180,691	-	-	180,691
Technology	547,444	-	-	547,444
Utilities	586,904	-	-	586,904
Total Common Stocks	5,732,348	-	-	5,732,348
REITs	194,557	-	-	194,557
Money Market Funds	186,601	-	-	186,601
Total Investments in Securities	$6,113,506	$-	$-	$6,113,506

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.